Income Taxes (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Period over which cumulative increases in the ownership interests of 5% stockholders is measured	3 years	3 years
Percentage of stock held by shareholders for which cumulative increases in their ownership interests is measured over a 3 year period	5.00%	5.00%